UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-03828
SELIGMAN MUNICIPAL FUND SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010

Item 1.	Schedule of Investments

Portfolio of Investments
Seligman Minnesota Municipal Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.8%)

Issue	Coupon	Principal
Description(c,d)	rate	amount	Value(a)
Advanced Refunded (5.0%)
Western Minnesota Municipal Power Agency
Revenue Bonds
Series 1977A Escrowed to Maturity
01-01-16	6.375%	$2,815,000	$3,168,536
Airport (3.3%)
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Series 2009B A.M.T.
01-01-22	5.000	480,000	486,634
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue Bonds
Senior Series 2010A
01-01-35	5.000	1,625,000	1,591,638

Total			2,078,272

City (0.8%)
City of Moorhead
Unlimited General Obligation Bonds
Flood Mitigation
Series 2009B
02-01-29	4.500	500,000	493,285
College (17.5%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
Sixth Series 2007R
05-01-23	5.500	275,000	274,978
Minnesota Higher Education Facilities Authority
Revenue Bonds
Carleton College
Series 2010D
03-01-40	5.000	415,000	415,523
Minnesota Higher Education Facilities Authority
Revenue Bonds
College of St. Catherine
Series 2002-5-N1
10-01-32	5.375	1,000,000	916,590
Minnesota Higher Education Facilities Authority
Revenue Bonds
Gustavas Adolfus College
Series 2010-7B
10-01-35	4.750	210,000	192,539

Issue	Coupon	Principal
Description(c,d)	rate	amount	Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
Hamline University
7th Series 2010E
10-01-29	5.000	100,000	94,860
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2005G
10-01-22	5.000	3,500,000	3,635,554
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
6th Series 2007O
10-01-22	5.000	3,040,000	3,179,810
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Scholastica College
Series 2010H
12-01-30	5.125	140,000	133,525
12-01-35	5.250	160,000	152,723
12-01-40	5.125	75,000	69,854
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2009X
04-01-39	5.250	1,100,000	1,101,067
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
7th Series 2009A
10-01-39	5.000	1,000,000	973,160

Total			11,140,183

County (2.8%)
County of Anoka
Unlimited General Obligation Bonds
Capital Improvement
Series 2008A
02-01-23	5.000	1,000,000	1,073,620
Dakota County Community Development Agency
Unlimited General Obligation Bonds
Series 2010A
01-01-26	4.000	680,000	670,188

Total			1,743,808

Electric (10.1%)
Minnesota Municipal Power Agency
Revenue Bonds
Series 2005
10-01-30	5.000	500,000	497,480
Minnesota Municipal Power Agency
Revenue Bonds
Series 2010A
10-01-35	5.250	1,500,000	1,428,075

Issue	Coupon	Principal
Description(c,d)	rate	amount		Value(a)
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01-01-26	5.000	1,000,000		1,001,170
Northern Municipal Power Agency
Revenue Bonds
Series 2008A
01-01-21	5.000	1,000,000		1,047,470
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (NPFGC)
01-01-26	5.007	5,000,000	(e)	2,394,200

Total				6,368,395

Health Care — Hospital (21.1%)
City of Breckenridge
Revenue Bonds
Catholic Health Initiatives
Series 2004A
05-01-30	5.000	500,000		500,985
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05-01-37	5.250	1,895,000		1,710,219
City of Rochester
Revenue Bonds
Olmsted Medical Center
Series 2010
07-01-30	5.875	275,000		260,216
City of Shakopee
Revenue Bonds
St. Francis Regional Medical Center
Series 2004
09-01-25	5.100	2,000,000		1,907,819
City of St. Cloud
Revenue Bonds
Centracare Health System
Series 2010A
05-01-30	5.125	1,000,000		977,730
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.750	1,500,000		1,465,095
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08-15-35	5.250	1,000,000		959,920
Minnesota Agricultural & Economic Development Board
Unrefunded Revenue Bonds
Evangelical
Series 1997 (AMBAC)
12-01-22	5.150	1,105,000		1,104,967

Issue	Coupon	Principal
Description(c,d)	rate	amount	Value(a)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2009A-1
11-15-29	5.250	1,250,000	1,230,800
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Gillette Children’s Specialty
Series 2009
02-01-27	5.000	1,300,000	1,228,487
02-01-29	5.000	525,000	490,576
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-36	5.250	1,500,000	1,305,105
Staples United Hospital District
Unlimited General Obligation Bonds
Health Care Facilities-Lakewood
Series 2004
12-01-34	5.000	250,000	244,530

Total			13,386,449

Health Care — Other (1.0%)
City of Minneapolis
Revenue Bonds
National Marrow Donor Program
Series 2010
08-01-25	4.875	650,000	607,113
Housing — Multi-family (0.4%)
Austin Housing & Redevelopment Authority
Refunding Revenue Bonds
Chauncey & Courtyard Apartments
Series 2010
01-01-31	5.000	250,000	250,163
Housing — Single Family (2.9%)
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07-01-23	4.650	895,000	902,661
Minnesota Housing Finance Agency
Revenue Bonds
Series 2009
01-01-40	5.100	975,000	935,142

Total			1,837,803

Lease (2.3%)
Minnetrista Economic Development Authority
Revenue Bonds
Series 2009A
02-01-28	4.500	285,000	282,643
02-01-29	4.625	200,000	200,046
02-01-31	4.750	400,000	397,424

Issue	Coupon	Principal
Description(c,d)	rate	amount		Value(a)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Parking Facility — RiverCenter Parking Ramp
Series 2009
05-01-24	4.500	580,000		589,651

Total				1,469,764

Miscellaneous Revenue (7.1%)
City of Minneapolis
Revenue Bonds
Blake School Project
Series 2010
09-01-21	4.000	215,000		218,322
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
Parking Facilities Project
Series 2010A
08-01-35	5.000	300,000		277,995
State of Minnesota
Revenue Bonds
Series 2000
06-01-30	6.000	4,000,000		4,013,160

Total				4,509,477

Sales or Use Tax (2.0%)
Puerto Rico Sales Tax Financing Corp.
Revenue Bonds
1st Subordinated
Series 2010C
08-01-41	5.250	1,325,000	(b)	1,246,361
School (3.3%)
Rocori Area Schools Independent School District No. 750
Unlimited General Obligation Bonds
School Building
Series 2009B
(School District Credit Enhancement Program)
02-01-34	4.750	2,100,000		2,056,656
Special Purpose Certificates — General Obligations (6.6%)
Metropolitan Council
Unlimited General Obligation Refunding Bonds
Waste Water
Series 2005B
05-01-25	5.000	4,000,000		4,170,400
Student Loan (0.7%)
Minnesota Office of Higher Education
Revenue Bonds
Supplemental Student Loan Program
Series 2010
11-01-29	5.000	450,000	(g)	431,937
Water & Sewer (9.9%)
City of Rochester
Unlimited General Obligation Bonds
Waste Water
Series 2004A
02-01-25	5.000	3,305,000		3,443,447

Issue	Coupon	Principal
Description(c,d)	rate	amount	Value(a)
City of St. Paul
Revenue Bonds
Series 2009C
12-01-28	4.000	1,270,000	1,168,603
Minnesota Public Facilities Authority
Revenue Bonds
Series 2005A
03-01-19	5.000	1,480,000	1,614,798

Total			6,226,848

Total Municipal Bonds (Cost: $61,053,069)			$61,185,450

Municipal Notes (1.1%)

		Amount
Issue	Effective	payable at
Description(c,d,h)	yield	maturity	Value(a)
City of Brooklyn Center
Refunding Revenue Bonds
Brookdale Corp. II Project
V.R.D.N. Series 2001 (U.S. Bank)
12-01-14	0.330%	$700,000	$700,000

Total Municipal Notes (Cost: $700,000)			$700,000

Money Market Fund (0.1%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.000%	65,570	(f)	$65,570

Total Money Market Fund (Cost: $65,570)			$65,570

Total Investments in Securities (Cost: $61,818,639)(i)			$61,951,020

Notes to Portfolio of Investments

(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b)  The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 1.97% of net assets at Dec. 31, 2010.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation

AGCP	—	Assured Guaranty Corporation

AGM	—	Assured Guaranty Municipal Corporation

AMBAC	—	Ambac Assurance Corporation

BHAC	—	Berkshire Hathaway Assurance Corporation

BIG	—	Bond Investors Guarantee

BNY	—	Bank of New York

CGIC	—	Capital Guaranty Insurance Company

CIFG	—	IXIS Financial Guaranty

FGIC	—	Financial Guaranty Insurance Company

FHA	—	Federal Housing Authority

FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association

GNMA	—	Government National Mortgage Association

MGIC	—	Mortgage Guaranty Insurance Corporation

NPFGC	—	National Public Finance Guarantee Corporation

TCRS	—	Transferable Custodial Receipts

XLCA	—	XL Capital Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Dec. 31, 2010, the value of securities subject to alternative minimum tax represented 0.77% of net assets.

B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper

R.A.N.	—	Revenue Anticipation Note

T.A.N.	—	Tax Anticipation Note

T.R.A.N.	—	Tax & Revenue Anticipation Note

V.R.	—	Variable Rate

V.R.D.B.	—	Variable Rate Demand Bond

V.R.D.N.	—	Variable Rate Demand Note

(e) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(g) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2010 was $431,937, representing 0.68% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Minnesota Office of Higher Education
Revenue Bonds
Supplemental Student Loan Program
Series 2010
5.000% 2029	12-02-10	$450,000

(h) The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(i) At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $61,819,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,041,000
Unrealized depreciation	(909,000)

Net unrealized appreciation	$132,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$61,185,450	$—	$61,185,450

Total Bonds	—	61,185,450	—	61,185,450

Other
Municipal Notes	—	700,000	—	700,000
Unaffiliated Money Market Fund(c)	65,570	—	—	65,570

Total Other	65,570	700,000	—	765,570

Total	$65,570	$61,885,450	$—	$61,951,020

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

Portfolio of Investments
Seligman National Municipal Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.7%)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Alabama (0.2%)
Selma Industrial Development Board
Revenue Bonds
Gulf Opportunity Zone-International Paper
Series 2010
05-01-34	5.800%	$1,100,000	$1,072,456
Alaska (1.3%)
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
4th Series 2000 (AGM)
07-01-20	6.000	4,145,000	4,722,771
07-01-21	6.000	2,395,000	2,712,314

Total			7,435,085

Arizona (0.9%)
Arizona Transportation Board
Revenue Bonds
Maricopa County Regional Area Road Fund
Series 2007
07-01-25	5.000	1,500,000	1,579,845
Arizona Water Infrastructure Finance Authority
Revenue Bonds
Water Quality
Series 2008A
10-01-22	5.000	1,500,000	1,641,375
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Education Co.
Series 2000B-RMKT
06-01-35	5.000	2,175,000	2,007,786

Total			5,229,006

California (9.9%)
Abag Finance Authority for Nonprofit Corporations
Revenue Bonds
Sharp Healthcare
Series 2009
08-01-39	6.250	4,000,000	4,242,160
California Health Facilities Financing Authority
Revenue Bonds
Providence Health Services
Series 2009B
10-01-39	5.500	5,250,000	5,123,633

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2006A
08-15-32	5.000	1,000,000	898,660
County of Sacramento
Revenue Bonds
Senior Series 2009B
07-01-39	5.750	4,000,000	4,135,200
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01-15-40	5.750	4,100,000	3,582,662
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06-01-47	5.125	990,000	597,920
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-39	6.625	500,000	515,420
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03-01-32	5.000	1,500,000	1,380,375
08-01-35	5.000	8,000,000	7,244,320
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
12-01-32	5.000	2,000,000	1,837,660
11-01-37	5.000	3,000,000	2,697,720
12-01-37	5.000	1,700,000	1,528,538
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2008
03-01-27	5.500	1,000,000	1,008,160
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-38	6.000	5,000,000	5,103,700
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-40	5.500	6,000,000	5,805,000
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-30	4.500	5,550,000	4,752,465

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
University of California
Revenue Bonds
General
Series 2009Q
05-15-34	5.000	5,750,000		5,679,389
Yosemite Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2010D
08-01-31	6.461	5,000,000	(f)	1,225,300

Total				57,358,282

Colorado (2.6%)
City & County of Denver
Unlimited General Obligation Bonds
Justice System Facilities & Zoo
Series 2005
08-01-25	5.000	1,000,000		1,039,960
City of Westminster
Revenue Bonds
Post Project
Series 2007D (AGM)
12-01-23	5.000	1,240,000		1,301,851
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.125	750,000		754,650
Colorado Health Facilities Authority
Unrefunded Revenue Bonds
Series 2000
12-01-25	6.900	680,000		694,185
Colorado State Board of Governors
Revenue Bonds
Series 2008A (AGM)
03-01-27	5.000	1,250,000		1,264,925
Platte River Power Authority
Revenue Bonds
Series 2009HH
06-01-24	5.000	1,000,000		1,069,950
Regional Transportation District
Refunding Revenue Bonds
Series 2007A
11-01-24	5.250	1,000,000		1,119,540
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 1997A (AMBAC)
11-15-22	5.250	1,000,000		1,000,060
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11-15-29	6.000	5,000,000		5,095,950

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
University of Colorado
Revenue Bonds
Series 2006A (AMBAC)
06-01-23	5.000	1,000,000	1,043,730
Western State College
Revenue Bonds
Series 2009
05-15-39	5.000	1,000,000	959,000

Total			15,343,801

District of Columbia (0.4%)
District of Columbia
Refunding Revenue Bonds
2nd Series 2009B
12-01-23	5.000	2,000,000	2,157,100
Florida (5.8%)
City of Ocala
Revenue Bonds
Series 2007A (NPFGC)
10-01-24	5.000	2,985,000	3,037,805
County of Broward
Revenue Bonds
Series 2001J-I (AMBAC) A.M.T.
10-01-26	5.250	2,000,000	1,901,100
County of Miami-Dade
Revenue Bonds
Miami International Airport
Series 2010A
10-01-35	5.375	1,000,000	968,670
County of Polk
Improvement Refunding Revenue Bonds
Series 2006 (NPFGC)
12-01-20	5.000	1,040,000	1,067,747
County of St. Johns
Revenue Bonds
Series 2006 (AMBAC)
10-01-26	5.000	1,000,000	1,009,870
Florida Housing Finance Corp.
Revenue Bonds
Homeowner Mortgage
Series 2000-11 (AGM) A.M.T.
01-01-32	5.950	305,000	305,076
Florida Ports Financing Commission
Revenue Bonds
State Transportation Trust Fund
Series 1996 (NPFGC) A.M.T.
06-01-27	5.375	2,500,000	2,416,575
Florida State Board of Education
Revenue Bonds
Series 2007A (AMBAC)
07-01-18	5.000	2,000,000	2,220,560
Marion County Hospital District
Improvement Refunding Revenue Bonds
Health Systems — Munroe Regional
Series 2007
10-01-29	5.000	1,000,000	901,790

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Marion County Hospital District
Unrefunded Revenue Bonds
Health Systems — Munroe
Series 1999
10-01-24	5.625	10,000	10,000
Orange County Health Facilities Authority
Revenue Bonds
Orlando Regional Healthcare
Series 2008C
10-01-35	5.250	1,000,000	918,290
Orange County School Board
Certificate of Participation
Series 2005B (AMBAC)
08-01-25	5.000	2,440,000	2,439,902
Orlando-Orange County Expressway Authority
Revenue Bonds
Series 2010C
07-01-40	5.000	3,000,000	2,774,100
Reedy Creek Improvement District
Unlimited General Obligation Bonds
Series 2005A (AMBAC)
06-01-25	5.000	5,000,000	5,031,250
Reedy Creek Improvement District
Unrefunded Revenue Bonds
Series 1997-1 (AMBAC)
10-01-19	5.125	230,000	230,177
Sarasota County Public Hospital Board
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07-01-28	5.500	6,980,000	6,933,513
South Florida Water Management District
Certificate of Participation
Series 2006 (AMBAC)
10-01-26	5.000	1,400,000	1,401,274

Total			33,567,699

Georgia (4.6%)
Barnesville-Lamar County Industrial Development Authority
Revenue Bonds
Gordon College Properties
Series 2004A
08-01-25	5.000	1,250,000	1,223,363
Cartersville Development Authority
Refunding Revenue Bonds
Anheuser-Busch Project
Series 2002 A.M.T.
02-01-32	5.950	1,250,000	1,253,238
City of Atlanta
Revenue Bonds
General
Series 2000B (NPFGC/FGIC) A.M.T.
01-01-30	5.625	2,000,000	2,012,400

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
City of Atlanta
Revenue Bonds
Series 2004 (AGM)
11-01-25	5.750	1,000,000	1,077,820
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09-01-40	6.125	6,250,000	6,086,938
Fulton County Development Authority
Revenue Bonds
Georgia Tech Athletic Association
Series 2001 (AMBAC)
10-01-32	5.125	1,270,000	1,145,413
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Healthcare
Series 2010A
02-15-45	5.500	7,500,000	7,050,449
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Subordinated Series 1999A-2 A.M.T.
06-01-29	5.200	1,615,000	1,570,184
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnett Hospital Systems, Inc. Project
Series 2004B
10-01-29	5.000	1,250,000	1,246,888
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N
07-01-18	6.250	500,000	576,680
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (NPFGC/FGIC)
07-01-26	5.250	1,000,000	1,083,050
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
07-01-24	5.000	1,000,000	1,026,710
Valdosta & Lowndes County Hospital Authority
Revenue Bonds
South Georgia Medical Center Project
Series 2002 (AMBAC)
10-01-27	5.250	1,250,000	1,214,638

Total			26,567,771

Hawaii (0.3%)
Hawai’i Pacific Health
Revenue Bonds
Series 2010A
07-01-40	5.500	1,425,000	1,312,282

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Hawai’i Pacific Health
Revenue Bonds
Series 2010B
07-01-30	5.625	270,000	262,378
07-01-40	5.750	360,000	343,800

Total			1,918,460

Idaho (0.2%)
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12-01-23	6.000	1,000,000	1,087,820
Illinois (4.8%)
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08-15-38	6.000	3,925,000	3,751,711
Illinois Finance Authority
Revenue Bonds
Riverside Health System
Series 2009
11-15-35	6.250	4,200,000	4,271,064
Illinois Finance Authority
Revenue Bonds
Rush University Medical Center
Series 2009C
11-01-39	6.625	750,000	783,308
Illinois Finance Authority
Revenue Bonds
Sherman Health System
Series 2007A
08-01-37	5.500	9,250,000	8,128,437
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.875	8,000,000	8,361,119
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick
Series 2010B-2
06-15-50	5.000	875,000	773,036
State of Illinois
Revenue Bonds
Series 2005 (AGM)
06-15-28	5.000	2,000,000	1,925,560

Total			27,994,235

Indiana (0.9%)
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.000	1,000,000	919,610

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Indiana Finance Authority
Revenue Bonds
Parkview Health System
Series 2009A
05-01-31	5.750	3,000,000		3,017,490
Purdue University
Revenue Bonds
Student Fee
Series 2009X
07-01-23	5.250	1,000,000		1,101,050

Total				5,038,150

Kansas (0.5%)
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Zero Coupon
Series 2010
06-01-21	6.096	5,100,000	(f)	2,713,302
Kentucky (1.9%)
County of Ohio
Refunding Revenue Bonds
Big Rivers Electric Corp. Project
Series 2010A
07-15-31	6.000	3,100,000		3,055,298
Kentucky Economic Development Finance Authority
Revenue Bonds
Kings Daughters Medical
Series 2010
02-01-40	5.000	3,650,000		3,356,796
Kentucky Economic Development Finance Authority
Revenue Bonds
Owensboro Medical Health System
Series 2010A
03-01-45	6.500	4,575,000		4,549,608

Total				10,961,702

Louisiana (4.3%)
Calcasieu Parish Industrial Development Board, Inc.
Revenue Bonds
Conoco, Inc. Project
Series 1996 A.M.T.
12-01-26	5.750	2,500,000		2,500,200
City of New Orleans
Unlimited General Obligation Public Improvement Bonds
Series 2002 (FGIC)
12-01-31	5.350	2,250,000		2,124,720
City/Parish of East Baton Rouge
Refunding Revenue Bonds
Series 2008A-2 (AGM)
08-01-24	5.000	900,000		942,147
City/Parish of East Baton Rouge
Revenue Bonds
Road & Street Improvements
Series 2009
08-01-25	5.000	250,000		257,553

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
East Baton Rouge Mortgage Finance Authority
Refunding Revenue Bonds
Mortgage-Backed
Series 1993B (GNMA/FNMA)
10-01-25	5.400	355,000	355,096
East Baton Rouge Sewerage Commission
Revenue Bonds
Series 2009A
02-01-34	5.250	1,000,000	1,008,470
Jefferson Parish Hospital Service District No. 2
Revenue Bonds
Series 1998 (AGM)
07-01-28	5.000	1,000,000	938,920
Jefferson Sales Tax District
Refunding Revenue Bonds
Series 2009B
12-01-22	4.500	1,000,000	1,021,720
Jefferson Sales Tax District
Revenue Bonds
Series 2007B (AMBAC)
12-01-20	5.250	1,000,000	1,084,020
Lafayette Consolidated Government
Refunding Revenue Bonds
Series 2006C (AMBAC)
05-01-21	5.000	1,000,000	1,061,360
Louisiana Housing Finance Agency
Revenue Bonds
Home Ownership Program
Series 2008A (GNMA/FNMA/FHLMC)
12-01-23	4.875	860,000	881,749
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Southern Baptist Hospital, Inc. Project
Series 1986 Escrowed to Maturity
05-15-12	8.000	1,980,000	2,074,684
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Tulane University Project
Series 2007A-1 (NPFGC)
02-15-26	5.000	1,000,000	1,002,030
Louisiana Public Facilities Authority
Revenue Bonds
Hurricane Recovery Program
Series 2007 (AMBAC)
06-01-20	5.000	1,000,000	1,025,820
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2009C-4-RMKT
06-01-24	6.125	1,000,000	1,046,780
Louisiana State University & Agricultural & Mechanical College
Revenue Bonds
Auxiliary
Series 2007 (AGM)
07-01-27	5.000	1,000,000	1,011,050

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01-01-40	6.500	4,650,000	4,675,854
Port New Orleans Board of Commissioners
Revenue Bonds
Series 2002 (NPFGC/FGIC) A.M.T.
04-01-32	5.000	1,250,000	1,057,488
St. Tammany Parish Wide School District No. 12
Unlimited General Obligation Bonds
Series 2008
03-01-23	4.500	1,000,000	1,021,700

Total			25,091,361

Maryland (1.1%)
City of Baltimore
Refunding Revenue Bonds
Wastewater Projects
Series 2002A (NPFGC/FGIC)
07-01-42	5.125	2,000,000	1,949,660
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Johns Hopkins University
Series 2001B
07-01-41	5.000	2,000,000	2,001,080
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll County General Hospital
Series 2002
07-01-37	6.000	2,250,000	2,265,660
Morgan State University
Revenue Bonds
Series 2003A (NPFGC/FGIC)
07-01-32	5.000	450,000	437,297

Total			6,653,697

Massachusetts (6.6%)
City of Newton
Limited General Obligation Bonds
State Qualified School
Series 2009A
04-01-25	4.125	2,295,000	2,311,662
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2009C
07-01-38	4.500	1,500,000	1,365,645
Martha’s Vineyard Land Bank
Revenue Bonds
Series 2002 (AMBAC)
05-01-32	5.000	3,000,000	2,957,220
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005A
07-01-24	5.000	1,000,000	1,092,060

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2009Q-2
07-01-29	5.000	1,455,000	1,473,086
Massachusetts Development Finance Agency
Revenue Bonds
WGBH Educational Foundation
Series 2002A (AMBAC)
01-01-42	5.750	4,000,000	4,040,600
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010B A.M.T.
01-01-31	5.700	8,615,000	8,134,541
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10-01-21	5.000	1,500,000	1,563,525
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02-15-28	5.500	1,000,000	1,104,530
Massachusetts Health & Educational Facilities Authority
Unrefunded Revenue Bonds
South Shore
Series 1999F
07-01-29	5.750	1,845,000	1,789,871
Massachusetts Housing Finance Agency
Revenue Bonds
Rental Mortgage
Series 1999A (AMBAC) A.M.T.
07-01-30	5.500	190,000	177,306
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2008-139
12-01-28	5.125	1,000,000	999,960
Massachusetts School Building Authority
Revenue Bonds
Series 2005A (AGM)
08-15-23	5.000	6,000,000	6,303,900
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2005A (NPFGC)
08-01-24	5.250	3,000,000	3,211,830
Town of Braintree
Limited General Obligation Bonds
Municipal Purpose Loan
Series 2009
05-15-27	5.000	2,000,000	2,087,460

Total			38,613,196

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Michigan (2.6%)
Capital Region Airport Authority
Refunding Revenue Bonds
Series 2002B (NPFGC) A.M.T.
07-01-21	5.250	2,000,000	2,005,140
Charter Township of Canton
Limited General Obligation Bonds
Capital Improvement
Series 2007 (AGM)
04-01-21	5.000	530,000	566,210
City of Detroit
Revenue Bonds
Senior Lien
Series 2005A (NPFGC/FGIC)
07-01-27	5.000	1,290,000	1,217,966
Kalamazoo Public Schools
Unlimited General Obligation Refunding Bonds
Building & Site
Series 2006 (AGM)
05-01-24	5.000	1,285,000	1,313,861
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2004
10-01-22	5.000	3,850,000	4,089,008
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06-01-48	6.000	2,800,000	1,913,856
State of Michigan
Refunding Revenue Bonds
Series 2005 (AGM)
05-15-22	5.250	2,000,000	2,226,160
State of Michigan
Refunding Revenue Bonds
Series 2006 (AGM)
05-15-24	5.000	2,000,000	2,054,840

Total			15,387,041

Minnesota (2.3%)
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.750	13,500,000	13,185,855
Mississippi (0.3%)
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05-01-24	4.700	1,250,000	1,191,963
05-01-37	5.000	815,000	742,791

Total			1,934,754

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Missouri (2.5%)
City of St. Louis
Refunding Revenue Bonds
Lambert International Airport
Series 2007A (AGM)
07-01-23	5.000	1,000,000	1,003,030
City of St. Louis
Revenue Bonds
Lambert-St. Louis International
Series 2009A-1
07-01-34	6.625	300,000	305,553
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-28	5.750	500,000	502,105
Hannibal Industrial Development Authority
Refunding Revenue Bonds
Series 2006
03-01-22	5.000	1,000,000	962,410
Kansas City Metropolitan Community Colleges Building Corp.
Refunding Revenue Bonds
Junior College Improvement and Leasehold
Series 2006 (NPFGC/FGIC)
07-01-17	5.000	1,000,000	1,107,450
Metropolitan St. Louis Sewer District
Revenue Bonds
Series 2004A (NPFGC)
05-01-24	5.000	2,800,000	2,873,948
Missouri Development Finance Board
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 A.M.T.
03-15-29	5.200	2,000,000	1,918,040
Missouri State Environmental Improvement & Energy Resources Authority
Unrefunded Revenue Bonds
Drinking Water
Series 2002
07-01-23	5.000	265,000	278,854
Missouri State Health & Educational Facilities Authority
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (NPFGC)
06-01-15	5.250	2,500,000	2,611,000
St. Charles Community College
Unlimited General Obligation Refunding Bonds
Series 2009
02-15-26	4.000	500,000	499,980
St. Louis Industrial Development Authority
Refunding Revenue Bonds
Anheuser-Busch Co. Project
Series 1991
05-01-16	6.650	1,250,000	1,452,513

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
University of Missouri
Revenue Bonds
System Facilities
Series 2006A
11-01-26	5.000	1,000,000	1,039,490

Total			14,554,373

Nebraska (0.4%)
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities Immanuel Obligation Group
Series 2010
01-01-40	5.625	875,000	841,768
Lancaster County Hospital Authority No. 1
Revenue Bonds
Immanuel Obligation Group
Series 2010
01-01-40	5.625	1,625,000	1,563,282

Total			2,405,050

Nevada (0.7%)
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07-01-34	5.125	4,250,000	3,987,945
New Hampshire (0.9%)
New Hampshire Business Finance Authority
Revenue Bonds
Elliot Hospital Obligation Group
Series 2009A
10-01-39	6.125	2,750,000	2,704,048
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08-01-38	6.000	2,500,000	2,617,550

Total			5,321,598

New Jersey (3.5%)
New Jersey Economic Development Authority
Refunding Revenue Bonds
Seeing Eye, Inc. Project
Series 2005 (AMBAC)
12-01-24	5.000	1,000,000	951,770
New Jersey Economic Development Authority
Revenue Bonds
MSU Student Housing Project — Provident
Series 2010
06-01-31	5.750	950,000	908,219
New Jersey Economic Development Authority
Revenue Bonds
New Jersey-American Water Co., Inc.
Series 1997B (NPFGC/FGIC) A.M.T.
05-01-32	5.375	8,000,000	7,484,160

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
New Jersey Educational Facilities Authority
Refunding Revenue Bonds
Stevens Institute of Technology
Series 2007A
07-01-22	5.250	1,250,000	1,285,663
New Jersey Educational Facilities Authority
Revenue Bonds
Princeton University
Series 2007E
07-01-28	5.000	1,250,000	1,304,925
New Jersey Educational Facilities Authority
Revenue Bonds
William Paterson University
Series 2008C
07-01-24	5.000	1,000,000	1,044,470
New Jersey Environmental Infrastructure Trust
Prerefunded Revenue Bonds
Environmental
Series 2007A
09-01-22	5.000	10,000	11,595
New Jersey Environmental Infrastructure Trust
Unrefunded Revenue Bonds
Environmental
Series 2007A
09-01-22	5.000	1,220,000	1,291,541
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Meridian Health Systems Obligation Group
Series 1999 (AGM)
07-01-24	5.375	2,255,000	2,255,767
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Virtua Health
Series 2009
07-01-33	5.750	750,000	760,560
New Jersey Health Care Facilities Financing Authority
Unrefunded Revenue Bonds
Atlantic City Medical
Series 2002
07-01-25	5.750	1,110,000	1,126,694
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2000A-1 (AGM) A.M.T.
11-01-31	6.350	1,500,000	1,500,930
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2000E-1 (AGM)
05-01-25	5.750	215,000	215,095

Total			20,141,389

New Mexico (1.1%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare
Series 2009
08-01-39	5.000	6,500,000	6,105,255

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
New York (4.3%)
Brooklyn Arena Local Development Corp.
Revenue Bonds
Barclays Center Project
Series 2009
07-15-30	6.000	1,500,000	1,491,420
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2005C (NPFGC)
06-15-27	5.000	8,000,000	8,162,160
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-4
01-15-25	5.125	2,000,000	2,049,600
New York State Dormitory Authority
Revenue Bonds
North Shore Long Island Jewish
Series 2009A
05-01-37	5.500	2,000,000	1,991,560
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009C
07-01-40	5.000	2,500,000	2,512,025
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water
Series 2008A
06-15-28	5.000	1,000,000	1,048,130
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 2006
10-01-28	5.000	1,000,000	1,016,910
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal #4 Special Project
Series 1997 (NPFGC) A.M.T.
12-01-22	5.750	6,500,000	6,458,465
The Erie County Industrial Development Agency
Revenue Bonds
Buffalo City School District
Series 2009A
05-01-31	5.000	500,000	494,930

Total			25,225,200

North Carolina (0.5%)
City of High Point
Revenue Bonds
Series 2008 (AGM)
11-01-28	5.000	350,000	356,104

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
County of Cumberland
Refunding Certificate of Participation
Improvement Projects
Series 2009B-1
12-01-24	5.000	500,000	523,790
County of Forsyth
Certificate of Participation
Series 2005
02-01-26	5.000	750,000	763,538
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
10-01-38	5.000	300,000	301,791
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2009
01-01-39	4.500	300,000	272,493
North Carolina Eastern Municipal Power Agency
Revenue Bonds
Series 2009A
01-01-26	5.500	300,000	309,393
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2000-8-A A.M.T.
07-01-28	6.400	80,000	81,393
State of North Carolina
Revenue Bonds
Annual Appropriation
Series 2009A
05-01-27	5.000	305,000	315,696

Total			2,924,198

North Dakota (0.3%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-29	5.125	1,840,000	1,663,452
Ohio (10.3%)
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06-01-47	5.875	2,325,000	1,516,272
City of Avon
Limited General Obligation Bonds
Series 2009B
12-01-38	5.000	1,150,000	1,124,551
City of Cincinnati
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
12-01-23	5.000	875,000	939,006

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
City of Cleveland
Revenue Bonds
Series 2007P
01-01-24	5.000	2,000,000	2,093,700
City of Cleveland
Revenue Bonds
Series 2008B-1 (NPFGC)
11-15-28	5.000	500,000	497,630
City of Columbus
Revenue Bonds
Systems
Series 2008A
06-01-27	5.000	4,000,000	4,156,160
City of Columbus
Unlimited General Obligation Bonds
Various Purpose
Series 2006A
12-15-21	5.000	1,435,000	1,554,032
City of Strongsville
Limited General Obligation Bonds
Various Purpose
Series 2009
12-01-33	4.625	500,000	488,580
12-01-34	4.625	1,000,000	972,460
Columbus City School District
Unlimited General Obligation Bonds
School Facilities Construction & Improvement
Series 2009
12-01-33	4.750	1,000,000	949,090
County of Hamilton
Improvement Revenue Bonds
Greater Cincinnati Metropolitan
Series 2007A
12-01-25	5.000	3,425,000	3,560,767
County of Hamilton
Improvement Revenue Bonds
Metropolitan Sewer District
Series 2006A (NPFGC)
12-01-26	5.000	1,000,000	1,033,550
County of Hamilton
Refunding Revenue Bonds
Subordinated Series 2006A (AGM/AMBAC)
12-01-32	5.000	1,000,000	1,000,970
County of Hamilton
Refunding Revenue Bonds
Subordinated Series 2006A (AMBAC)
12-01-26	5.000	1,000,000	998,870
County of Montgomery
Limited General Obligation Refunding & Improvement Bonds
Various Purpose
Series 2005 (NPFGC)
12-01-24	5.000	2,600,000	2,692,534

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Ohio Higher Educational Facility Commission
Revenue Bonds
Kenyon College Project
Series 2010
07-01-44	5.000	10,000,000	9,383,599
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2008F (GNMA/FNMA/FHLMC)
09-01-28	5.250	945,000	955,045
Ohio State Turnpike Commission
Prerefunded Revenue Bonds
Series 2001 (AMBAC)
02-15-31	5.250	1,500,000	1,509,045
Ohio State Turnpike Commission
Refunding Revenue Bonds
Series 1998A (NPFGC/FGIC)
02-15-26	5.500	3,000,000	3,233,850
Ohio State Water Development Authority
Refunding Revenue Bonds
Drinking Water Fund
Series 2005
12-01-21	5.250	3,890,000	4,490,538
12-01-22	5.250	2,625,000	3,029,224
Ohio State Water Development Authority
Revenue Bonds
Sewer Facilities
Anheuser-Busch Project
Series 1999 A.M.T.
08-01-38	6.000	1,000,000	1,000,060
State of Ohio
Refunding Revenue Bonds
Case Western Reserve
Series 2008C
12-01-29	5.000	2,000,000	2,012,700
State of Ohio
Revenue Bonds
Denison University 2007 Project
Series 2007
11-01-23	5.000	4,000,000	4,211,480
State of Ohio
Revenue Bonds
University of Dayton Project
Series 2009
12-01-24	5.500	3,000,000	3,173,250
The Ohio State University
Prerefunded Revenue Bonds
Series 2002A
12-01-31	5.125	1,000,000	1,084,010
The Ohio State University
Revenue Bonds
Series 2005A
06-01-25	5.000	3,000,000	3,087,000

Total			60,747,973

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Oregon (2.4%)
Benton County Hospital Facilities Authority
Unrefunded Revenue Bonds
Samaritan Health
Series 1998
10-01-28	5.125	655,000	608,397
City of Salem
Limited General Obligation Bonds
Series 2009
06-01-27	4.375	1,000,000	955,350
Clackamas County School District No. 7J Lake Oswego
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06-01-23	5.250	1,000,000	1,128,990
Clackamas County Service District No. 1
Revenue Bonds
Series 2009A
12-01-25	4.250	1,690,000	1,677,038
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.750	2,000,000	2,041,760
Oregon Health & Science University
Unrefunded Revenue Bonds
Series 1995A (NPFGC)
07-01-28	5.250	390,000	373,222
Oregon State Department of Administrative Services
Certificate of Participation
Series 2001B (AMBAC)
05-01-26	5.000	2,000,000	2,010,360
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10-01-25	5.000	750,000	739,935
Oregon State Facilities Authority
Revenue Bonds
Willamette University Projects
Series 2007A
10-01-27	5.000	1,500,000	1,443,870
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2005A
07-01-20	4.400	550,000	551,595
Polk, Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Bonds
Series 2009A
06-15-29	4.375	1,300,000	1,208,714
Umatilla County Hospital Facility Authority
Prerefunded Revenue Bonds
Catholic Health Initiatives
Series 2002A
03-01-32	5.500	1,000,000	1,056,270

Total			13,795,501

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Pennsylvania (3.5%)
Allegheny County Higher Education Building Authority
Revenue Bonds
Duquesne University
Series 2008
03-01-28	5.000	490,000	485,512
Berks County Municipal Authority
Revenue Bonds
Reading Hospital Medical Center Project
Series 1993 (NPFGC)
10-01-14	5.700	700,000	752,969
County of Bucks
Unlimited General Obligation Bonds
Series 2008
05-01-23	5.250	350,000	385,931
Cumberland County Municipal Authority
Revenue Bonds
Aicup Financing Program-Dickinson College
Series 2009
11-01-39	5.000	1,200,000	1,150,440
Delaware County Industrial Development Authority
Revenue Bonds
Philadelphia Suburban Water Facilities
Series 2001 (AMBAC) A.M.T.
10-01-31	5.350	3,000,000	2,944,440
Delaware Valley Regional Financial Authority
Revenue Bonds
Series 1997C (AMBAC)
07-01-27	7.750	1,000,000	1,207,720
Northampton County General Purpose Authority
Revenue Bonds
County Agreement
Series 2001 (AGM)
10-01-30	5.250	1,000,000	1,015,950
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Proctor & Gamble Paper Project
Series 2001 A.M.T.
03-01-31	5.375	1,000,000	965,320
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07-01-43	6.000	725,000	681,776
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Thomas Jefferson University
Series 2010
03-01-40	5.000	3,500,000	3,309,984
Pennsylvania Higher Educational Facilities Authority
Unrefunded Revenue Bonds
Drexel University
Series 1997 (NPFGC)
05-01-22	5.750	1,050,000	1,053,140

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Pennsylvania State University
Revenue Bonds
Series 2005
09-01-24	5.000	1,250,000	1,309,300
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.500	200,000	206,804
Philadelphia Redevelopment Authority
Subordinated Revenue Bonds
Series 1986B Escrowed to Maturity (GNMA)
06-01-17	9.000	450,000	624,402
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010 11-01-36	5.000	4,850,000	4,430,086

Total			20,523,774

Puerto Rico (2.0%)(e)
Puerto Rico Electric Power Authority
Refunding Revenue Bonds
Series 2007UU (AGM)
07-01-23	5.000	1,000,000	1,015,800
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2003NN (NPFGC)
07-01-21	5.250	3,500,000	3,734,359
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2008WW
07-01-23	5.375	2,500,000	2,576,150
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	1,500,000	1,394,055
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2003AA (NPFGC)
07-01-20	5.500	500,000	517,005
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities Financing Authority
Revenue Bonds
Intermediate American University
Series 1998A (NPFGC)
10-01-22	5.000	2,500,000	2,423,775

Total			11,661,144

South Carolina (4.3%)
City of Rock Hill
Improvement Refunding Revenue Bonds
Series 2003A (AGM)
01-01-30	5.000	4,000,000	3,894,760

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Coastal Carolina University
Unrefunded Revenue Bonds
Series 1999 (AMBAC)
06-01-26	5.300	1,810,000	1,812,444
County of Berkeley
Unlimited General Obligation Refunding & Improvement
Bonds
Series 2003 (AGM)
09-01-28	5.000	4,000,000	4,007,640
County of Berkeley
Unrefunded Revenue Bonds
Systems
Series 2003 (NPFGC)
06-01-23	5.250	245,000	253,127
County of Georgetown
Refunding Revenue Bonds
International Paper Co. Project
Series 2000A
03-15-14	5.950	1,000,000	1,076,770
Grand Strand Water & Sewer Authority
Revenue Bonds
Series 2001 (AGM)
06-01-31	5.000	4,000,000	3,994,760
Lexington County Health Services District, Inc.
Improvement Refunding Revenue Bonds
Series 1997 (AGM)
11-01-26	5.125	2,000,000	2,000,060
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC/FGIC)
01-01-21	6.250	1,250,000	1,454,163
South Carolina Jobs-Economic Development Authority
Unrefunded Revenue Bonds
Bon Secours
Series 2002B
11-15-30	5.625	3,165,000	3,140,471
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 1999A-2 (AGM) A.M.T.
07-01-29	5.400	520,000	517,535
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01-01-27	5.000	2,600,000	2,663,466
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2008A
01-01-28	5.375	250,000	263,530

Total			25,078,726

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Texas (3.2%)
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07-01-45	6.200	1,100,000	1,062,138
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B-RMKT
04-01-45	6.125	550,000	522,473
City of Dallas
Limited General Obligation Bonds
Series 2005
02-15-25	5.000	820,000	841,140
City of Houston
Revenue Bonds
Subordinated Lien
Series 2000A (AGM) A.M.T.
07-01-30	5.625	3,000,000	2,951,190
City of San Antonio
Prerefunded Revenue Bonds
Series 1997 Escrowed to Maturity
02-01-20	5.500	1,055,000	1,260,630
Dallas-Fort Worth International Airport Facilities
Improvement Corp.
Revenue Bonds
Series 2000A (NPFGC/FGIC) A.M.T.
11-01-30	5.750	5,000,000	5,002,200
Harris County Health Facilities Development Corp.
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02-15-21	6.750	2,000,000	2,266,100
University of Texas System
Refunding Revenue Bonds
Series 2007B
07-01-23	5.250	1,000,000	1,145,370
Uptown Development Authority
Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09-01-29	5.500	500,000	474,260
West Harris County Regional Water Authority
Revenue Bonds
Series 2009
12-15-35	5.000	3,000,000	2,801,460

Total			18,326,961

Utah (0.4%)
Utah Transit Authority
Revenue Bonds
Series 2008A
06-15-25	5.000	2,000,000	2,119,860

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Virginia (0.3%)
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10-01-26	5.000	1,500,000	1,589,265
Washington (1.1%)
Chelan County Public Utility District No. 1
Revenue Bonds
Chelan Hydro
Series 2001B (NPFGC) A.M.T.
01-01-36	5.600	2,500,000	2,377,550
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07-01-30	5.500	3,000,000	2,933,370
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University Project
Series 2009
10-01-40	5.625	1,050,000	976,385

Total			6,287,305

West Virginia (0.1%)
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Amos
Series 2010A
12-01-38	5.375	800,000	740,760
Wisconsin (4.4%)
City of La Crosse
Refunding Revenue Bonds
Northern States Power Co. Project
Series 1996 A.M.T.
11-01-21	6.000	6,000,000	6,306,900
Monroe Redevelopment Authority
Revenue Bonds
Monroe Clinic, Inc.
Series 2009
02-15-39	5.875	5,000,000	4,797,400
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04-15-39	5.625	1,375,000	1,315,861
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Meriter Hospital, Inc.
Series 2009
12-01-38	6.000	5,225,000	5,280,385
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02-15-32	6.625	1,000,000	1,025,460
02-15-39	6.625	6,725,000	7,070,866

Total			25,796,872

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Total Municipal Bonds (Cost: $569,874,300)			$568,307,374

Municipal Notes (1.0%)

		Amount
Issue decription(b,c,d)	Effective yield	payable at maturity	Value(a)
California (0.7%)
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Pacific Gas & Electric Co.
V.R.D.N. Series 2009B (Wells Fargo Bank)
11-01-26	0.290%	$3,500,000	$3,500,000
Florida (—%)
Polk County School Board
Certificate of Participation
Master Lease Program
V.R.D.N. Series 2009A (Wells Fargo Bank)
01-01-28	0.280	200,000	200,000
Iowa (0.3%)
Iowa Finance Authority
Revenue Bonds
Iowa Health System
V.R.D.N. Series 2009A (JPMorgan Chase Bank)
02-15-35	0.280	2,000,000	2,000,000

Total Municipal Notes (Cost: $5,700,000)			$5,700,000

Money Market Fund (0.1%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.000%	358,790	(g)	$358,790

Total Money Market Fund (Cost: $358,790)			$358,790

Total Investments in Securities (Cost: $575,933,090)(h)			$574,366,164

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	— ACA Financial Guaranty Corporation

AGCP	— Assured Guaranty Corporation

AGM	— Assured Guaranty Municipal Corporation

AMBAC	— Ambac Assurance Corporation

BHAC	— Berkshire Hathaway Assurance Corporation

BIG	— Bond Investors Guarantee

BNY	— Bank of New York

CGIC	— Capital Guaranty Insurance Company

CIFG	— IXIS Financial Guaranty

FGIC	— Financial Guaranty Insurance Company

FHA	— Federal Housing Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

MGIC	— Mortgage Guaranty Insurance Corporation

NPFGC	— National Public Finance Guarantee Corporation

TCRS	— Transferable Custodial Receipts

XLCA	— XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	— Alternative Minimum Tax — At Dec. 31, 2010, the value of securities subject to alternative minimum tax represented 10.81% of net assets.

B.A.N.	— Bond Anticipation Note

C.P.	— Commercial Paper

R.A.N.	— Revenue Anticipation Note

T.A.N.	— Tax Anticipation Note

T.R.A.N.	— Tax & Revenue Anticipation Note

V.R.	— Variable Rate

V.R.D.B.	— Variable Rate Demand Bond

V.R.D.N.	— Variable Rate Demand Note

(d)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(e)	The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.01% of net assets at Dec. 31, 2010.

(f)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g)	The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(h)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $575,933,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,474,000
Unrealized depreciation	(11,041,000)

Net unrealized depreciation	$(1,567,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$568,307,374	$—	$568,307,374

Total Bonds	—	568,307,374	—	568,307,374

Other
Municipal Notes	—	5,700,000	—	5,700,000
Unaffiliated Money Market Fund(c)	358,790	—	—	358,790

Total Other	358,790	5,700,000	—	6,058,790

Total	$358,790	$574,007,374	$—	$574,366,164

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

Portfolio of Investments
Seligman New York Municipal Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.1%)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Advanced Refunded (2.9%)
Triborough Bridge & Tunnel Authority
Prerefunded Revenue Bonds
General Purpose
Series 1999B
01-01-30	5.500%	$1,800,000	$2,129,958
City (2.8%)
City of New York
Unlimited General Obligation Bonds
Series 2010B
08-01-21	5.000	500,000	547,845
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04-01-27	5.125	1,500,000	1,542,045
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 1995C
08-15-24	7.250	5,000	5,022

Total			2,094,912

College (27.5%)
City of Troy
Revenue Bonds
Rensselaer Polytechnic
Series 2010A
09-01-40	5.125	250,000	236,343
Hempstead Town Local Development Corp.
Revenue Bonds
Molloy College Project
Series 2009
07-01-39	5.750	1,000,000	1,007,350
Nassau County Industrial Development Agency
Refunding Revenue Bonds
New York Institute of Technology Project
Series 2000A
03-01-26	4.750	725,000	677,998
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07-01-30	5.125	1,000,000	993,300

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2006A
07-01-35	5.000	1,000,000	1,005,730
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2009A
07-01-27	5.000	2,000,000	2,088,659
New York State Dormitory Authority
Revenue Bonds
Manhattan Marymount College
Series 2009
07-01-29	5.250	1,000,000	948,960
New York State Dormitory Authority
Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07-01-39	5.125	1,000,000	934,100
New York State Dormitory Authority
Revenue Bonds
New York University
Series 2007A (AMBAC)
07-01-24	5.000	2,000,000	2,080,379
New York State Dormitory Authority
Revenue Bonds
Pratt Institute
Series 2009C
07-01-39	5.125	1,000,000	975,850
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009A
07-01-27	4.750	600,000	609,228
New York State Dormitory Authority
Revenue Bonds
Rockefeller University
Series 2009C
07-01-40	5.000	1,500,000	1,507,214
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007A (NPFGC)
07-01-32	5.250	1,000,000	978,570
New York State Dormitory Authority
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07-01-26	5.250	1,205,000	1,247,778
New York State Dormitory Authority
Revenue Bonds
The New School
Series 2010
07-01-40	5.500	500,000	502,940
New York State Dormitory Authority
Revenue Bonds
University of Rochester
Series 2009A
07-01-39	5.125	1,350,000	1,338,998

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
Yeshiva University
Series 2001 (AMBAC)
07-01-30	5.000	1,250,000	1,225,588
Rensselaer County Industrial Development Agency
Revenue Bonds
Polytechnic Institute Dorm Project
Series 1999A
08-01-29	5.125	1,000,000	953,290
Yonkers Industrial Development Agency
Revenue Bonds
Sarah Lawrence College Project
Series 2001A
06-01-29	6.000	1,000,000	1,031,230

Total			20,343,505

County (2.7%)
County of Suffolk
Unlimited General Obligation Public Improvement Bonds
Series 2009A
05-15-26	4.250	2,000,000	1,973,920
Health Care — Hospital (9.9%)
Monroe County Industrial Development Corp.
Revenue Bonds
Unity Hospital Rochester Project
Series 2010 (FHA)
08-15-35	5.750	800,000	857,040
New York State Dormitory Authority
Revenue Bonds
Mental Health Services Facilities Improvement
Series 2007C (AGM)
08-15-26	5.000	2,000,000	2,029,360
New York State Dormitory Authority
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07-01-26	5.000	1,050,000	1,012,148
New York State Dormitory Authority
Revenue Bonds
North Shore Long Island Jewish
Series 2009A
05-01-37	5.500	1,250,000	1,244,725
New York State Dormitory Authority
Revenue Bonds
Vassar Brothers Hospital
Series 1997 (AGM)
07-01-25	5.375	1,500,000	1,504,140
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010C-2
11-01-37	6.125	700,000	685,937

Total			7,333,350

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Health Care — Life Care Center (0.5%)
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12-01-40	6.000	400,000	376,748
Housing — Multi-family (5.7%)
Amherst Development Corp.
Revenue Bonds
UBF Facility Student Housing Corp.
Series 2010A (AGM)
10-01-45	4.625	1,500,000	1,325,850
Housing Development Corp.
Revenue Bonds
Series 2009M
11-01-45	5.150	750,000	710,535
New York State Housing Finance Agency
Revenue Bonds
Phillips Village Project
Series 1994A (FHA) A.M.T.
08-15-17	7.750	2,180,000	2,203,588

Total			4,239,973

Housing — Single Family (0.9%)
New York Mortgage Agency
Revenue Bonds
Homeowners Mortgage
Series 1998-69 A.M.T.
10-01-28	5.500	425,000	425,008
New York Mortgage Agency
Revenue Bonds
Series 1999-82 A.M.T.
04-01-30	5.650	240,000	240,017

Total			665,025

Industrial-Pollution — IDR (3.4%)
New York State Energy Research & Development Authority
Revenue Bonds
Brooklyn Union Gas Co. Project
Series 1996 (NPFGC)
01-01-21	5.500	2,500,000	2,507,750
Industrial-Pollution — PCR (2.9%)
Onondaga County Industrial Development Agency
Revenue Bonds
Bristol-Meyers Squibb Co. Project
Series 1994 A.M.T.
03-01-24	5.750	2,000,000	2,131,320
Lease (3.5%)
New York Local Government Assistance Corp.
Refunding Revenue Bonds
Senior Lien
Series 2007A
04-01-19	5.000	1,000,000	1,104,460

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2009C
10-01-36	5.125	1,000,000		992,150
The Erie County Industrial Development Agency
Revenue Bonds
Buffalo City School District
Series 2009A
05-01-31	5.000	500,000		494,930

Total				2,591,540

Miscellaneous Revenue (6.3%)
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
01-01-29	5.125	2,950,000		2,934,571
Metropolitan Transportation Authority
Revenue Bonds
Series 2010D
11-15-34	5.000	450,000		428,882
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2010-1A
10-01-17	5.000	250,000		288,473
New York City Trust for Cultural Resources
Revenue Bonds
Museum of Modern Art
Series 2001D (AMBAC)
07-01-31	5.125	1,000,000		1,000,360

Total				4,652,286

Port District (3.4%)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 93rd
Series 1994
06-01-94	6.125	2,250,000		2,539,913
Sales or Use Tax (4.5%)
Nassau County Interim Finance Authority
Revenue Bonds
Sales Tax Secured
Series 2009A
11-15-24	5.000	250,000		269,545
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured
Series 2001B
05-01-30	5.000	1,500,000		1,494,375
Puerto Rico Sales Tax Financing Corp.
Revenue Bonds
1st Subordinated
Series 2010C
08-01-41	5.250	1,650,000	(d)	1,552,073

Total				3,315,993

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Special District — Special Tax (11.7%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.000	2,000,000	1,994,359
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-3
01-15-22	5.000	1,000,000	1,044,230
New York City Transitional Finance Authority
Subordinated Revenue Bonds
Future Tax Secured
Series 2007B
11-01-26	5.000	1,035,000	1,074,154
New York State Dormitory Authority
Revenue Bonds
Education
Series 2009A
03-15-28	5.000	1,545,000	1,590,995
New York State Dormitory Authority
Revenue Bonds
Series 2009A
02-15-34	5.000	1,400,000	1,399,916
New York State Urban Development Corp.
Revenue Bonds
State Personal Income Tax
Series 2009B-1
03-15-36	5.000	1,500,000	1,495,620

Total			8,599,274

Toll Road (3.9%)
New York State Thruway Authority
Revenue Bonds
Series 2005A (NPFGC)
04-01-25	5.000	500,000	510,200
New York State Thruway Authority
Revenue Bonds
Series 2005F (AMBAC)
01-01-25	5.000	2,000,000	2,012,240
Triborough Bridge & Tunnel Authority
Unrefunded Revenue Bonds
General Purpose
Series 2001A
01-01-32	5.000	380,000	380,110

Total			2,902,550

Water & Sewer (4.6%)
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2006C
06-15-33	4.750	1,440,000	1,393,603
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008CC
06-15-34	5.000	2,000,000	1,994,480

Total			3,388,083

Total Municipal Bonds (Cost: $71,070,833)			$71,786,100

Municipal Notes (0.8%)

		Amount
Issue Description(b,c,f)	Effective yield	payable at maturity	Value(a)
City of New York
Unlimited General Obligation Bonds
V.R.D.N. Subordinated Series 1993E-5 (JP Morgan Chase Bank)
08-01-16	0.260%	$600,000	$600,000

Total Municipal Notes (Cost: $600,000)			$600,000

Money Market Fund (0.7%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.000%	537,498	(e)	$537,498

Total Money Market Fund (Cost: $537,498)			$537,498

Total Investments in Securities (Cost: $72,208,331)(g)			$72,923,598

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	— ACA Financial Guaranty Corporation

AGCP	— Assured Guaranty Corporation

AGM	— Assured Guaranty Municipal Corporation

AMBAC	— Ambac Assurance Corporation

BHAC	— Berkshire Hathaway Assurance Corporation

BIG	— Bond Investors Guarantee

BNY	— Bank of New York

CGIC	— Capital Guaranty Insurance Company

CIFG	— IXIS Financial Guaranty

FGIC	— Financial Guaranty Insurance Company

FHA	— Federal Housing Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

MGIC	— Mortgage Guaranty Insurance Corporation

NPFGC	— National Public Finance Guarantee Corporation

TCRS	— Transferable Custodial Receipts

XLCA	— XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	— Alternative Minimum Tax — At Dec. 31, 2010, the value of securities subject to alternative minimum tax represented 6.76% of net assets.

B.A.N.	— Bond Anticipation Note

C.P.	— Commercial Paper

R.A.N.	— Revenue Anticipation Note

T.A.N.	— Tax Anticipation Note

T.R.A.N.	— Tax & Revenue Anticipation Note

V.R.	— Variable Rate

V.R.D.B.	— Variable Rate Demand Bond

V.R.D.N.	— Variable Rate Demand Note

(d)	The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.10% of net assets at Dec. 31, 2010.

(e)	The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(f)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(g)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $72,208,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,502,000
Unrealized depreciation	(786,000)

Net unrealized appreciation	$716,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$71,786,100	$—	$71,786,100

Total Bonds	—	71,786,100	—	71,786,100

Other
Municipal Notes	—	600,000	—	600,000
Unaffiliated Money Market Fund(c)	537,498	—	—	537,498

Total Other	537,498	600,000	—	1,137,498

Total	$537,498	$72,386,100	$—	$72,923,598

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)               Seligman Municipal Fund Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	February 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	February 18, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	February 18, 2011